UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:   BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$5,887,425
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,077,560

		6,964,985
California — 24.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	5,050	5,473,544
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,342,681
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	880	883,986
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,800	2,154,744
2nd, 5.25%, 5/01/33	1,410	1,629,396
5.00%, 5/01/44	1,860	2,104,181
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,672,218
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,150,644
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,752,385
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,432,397
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,222,944
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.05%, 5/01/17 (b)	2,850	2,849,487
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	3,017,570

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO (a):
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17	$4,000	$4,129,640
Election of 2008, Series C, 5.25%, 8/01/20	2,000	2,307,640
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,788,230
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	2,670	3,210,809
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,387,580
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	6,119,550
5.50%, 11/01/31	3,130	3,814,875
5.50%, 11/01/33	3,000	3,649,890
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,515,830
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,123,629
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	9,081,295

		80,815,145
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,773,135
5.50%, 11/15/30	565	663,073
5.50%, 11/15/31	675	789,284
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	3,300	3,711,510

		6,937,002
Florida — 20.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	483,846

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	$5,665	$6,366,610
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,632,485
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,519,245
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,857,000
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	355	360,204
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	2,023,255
Series A, 5.50%, 10/01/42	3,000	3,510,180
Series B, AMT, 6.25%, 10/01/38	800	987,160
Series B, AMT, 6.00%, 10/01/42	1,060	1,265,301
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,751,023
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.50%, 10/01/18 (a)	4,180	4,540,358
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,903,288
5.00%, 10/01/31	5,155	5,942,323
5.00%, 10/01/32	5,000	5,756,900
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	7,600	8,524,540
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,132,174
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	6,965	8,291,275

		66,847,167
Hawaii — 1.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	878,669

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii, Department of Transportation, COP, AMT (continued):
5.25%, 8/01/26	$1,205	$1,426,178
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	2,805	3,191,220

		5,496,067
Illinois — 16.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,265,810
AMT, 5.50%, 1/01/28	1,000	1,184,860
AMT, 5.50%, 1/01/29	1,500	1,766,895
AMT, 5.38%, 1/01/33	2,000	2,289,140
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,307,000
Series C, 6.50%, 1/01/21 (a)	9,085	10,868,113
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,755,810
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,254,051
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,655,760
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,221,173
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,437,246
5.50%, 12/01/38	1,980	2,242,390
5.25%, 12/01/43	5,500	6,124,580
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 2/15/41	1,155	1,103,025
5.00%, 2/15/41	975	1,062,535
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,724,402
6.00%, 6/01/28	670	786,748
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,623,271
5.25%, 2/01/32	2,320	2,509,915
5.50%, 7/01/33	1,000	1,098,000

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$700	$765,156
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)	2,500	2,773,775

		55,819,655
Indiana — 0.9%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	510,209
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,601,217

		3,111,426
Louisiana — 1.5%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	2,225	2,644,346
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,199,396

		4,843,742
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 4.00%, 10/01/46	900	910,278
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,235	1,319,313

		2,229,591
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,924,142
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,115	3,532,348

		7,456,490
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	305	339,200

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$1,670	$1,835,714

		2,174,914
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,203,316
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,186,180

		4,389,496
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,548,270
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,292,050

		8,840,320
New Jersey — 5.8%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,204,247
The (AGM), 5.00%, 1/01/31	1,355	1,542,586
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,751,322
New Jersey Health Care Facilities Financing Authority, Refunding RB, RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43 (c)	1,600	1,836,272
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,339,424
Series A (AGC), 5.63%, 12/15/28	2,930	3,210,049

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series AA, 5.50%, 6/15/39	$3,040	$3,411,762

		19,295,662
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,654,878
Water & Sewer System, 5.38%, 6/15/43	2,220	2,572,691
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,098,287
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	10,011,980
Series A-1, 5.25%, 11/15/39	1,550	1,836,719
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,309,700

		25,484,255
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	2,966,450
Oklahoma — 1.4%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37 (c)	4,420	4,477,151
Pennsylvania — 2.5%
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 3.10%, 10/01/36	1,710	1,675,030
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/45	2,300	2,625,979
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,859,400
5.25%, 6/01/43	1,100	1,255,298

		8,415,707
South Carolina — 6.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,491,997

Municipal Bonds	Par (000)	Value
South Carolina (continued)
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	$2,940	$3,457,557
5.50%, 7/01/41	2,500	2,863,625
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,870	2,120,225
State of South Carolina Public Service Authority, 5.50%, 1/01/19 (a)	200	218,968
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.50%, 1/01/19 (a)	2,300	2,518,132
Series C, 5.00%, 12/01/46	1,000	1,144,130
Series E, 5.25%, 12/01/55	3,500	4,125,030

		20,939,664
Tennessee — 1.0%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	3,000	3,427,740
Texas — 17.8%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,761,050
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	6,345	7,143,074
6.00%, 11/15/35	355	400,156
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	691,331
6.50%, 7/01/37	2,380	2,618,714
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/18 (a)	4,555	4,964,312
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,776,500
Series H, 5.00%, 11/01/37	1,810	2,030,494
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,559,903
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	5,480	6,454,289

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 1st Tier System:
(NPFGC), 5.75%, 1/01/18 (a)	$4,340	$4,586,816
(NPFGC), 5.75%, 1/01/40	1,400	1,470,196
Series A, 5.63%, 1/01/18 (a)	4,895	5,166,281
Series A, 5.63%, 1/01/33	6,080	6,376,826
Series K-2 (AGC), 6.00%, 1/01/19 (a)	1,000	1,107,570
Series S, 5.75%, 1/01/18 (a)	855	903,624
Series S, 5.75%, 1/01/18 (a)	5,835	6,166,837
Series SE, 5.75%, 1/01/40	145	152,531
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,258,844

		58,589,348
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,077,990
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,449,730

		3,527,720
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,762,376
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,158,253

		4,920,629
Total Municipal Bonds — 123.7%		407,970,326

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	9,410	10,005,653
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,542,998

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	$1,699	$1,863,597
Florida — 4.1%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	12,500	13,560,750
Illinois — 5.7%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/18 (a)	5,000	5,192,050
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,184,828
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	1,980	2,287,071
Series B, 5.00%, 1/01/40	6,148	7,073,396

		18,737,345
Kentucky — 0.7%
Kentucky State Property & Building Commision, Refunding RB, Project No. 93 (AGC):
5.25%, 2/01/19 (a)	2,042	2,218,808
5.25%, 2/01/27	262	284,784

		2,503,592
Nevada — 6.1%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	10,000	10,845,100
Series B, 5.50%, 7/01/19	8,247	9,216,853

		20,061,953
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,061,245

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$1,500	$1,644,301

		5,705,546
New York — 7.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,859,525
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 17.38%, 1/15/39 (b)(f)	2,300	2,495,643
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,769,820
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	4,400	5,162,034

		23,287,022
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/38	1,960	2,249,374
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,882,371

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$2,504	$2,706,349
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.1%		109,106,550
Total Long-Term Investments (Cost — $469,291,446) — 156.8%		517,076,876

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (g)(h)	3,061,590	3,061,896
Total Short-Term Securities (Cost — $3,061,590) — 0.9%		3,061,896
Total Investments (Cost — $472,353,036*) — 157.7%		520,138,772
Liabilities in Excess of Other Assets — (0.1)%		(234,346)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.9)%		(59,133,437)
VMTP Shares, at Liquidation Value — (39.7)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$329,770,989

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$413,873,104

Gross unrealized appreciation	$48,001,162
Gross unrealized depreciation	(757,054)

Net unrealized appreciation	$47,244,108

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to November 15, 2019, is $4,827,875.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

(g)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	627,379	2,434,211	$3,061,590	$3,061,896	$763

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(8)	5-Year U.S. Treasury Note	December 2016	$ 966,375	$7,242
(53)	10-Year U.S. Treasury Note	December 2016	$6,870,125	91,176
(33)	Long U.S. Treasury Bond	December 2016	$5,369,719	185,917
(5)	Ultra U.S. Treasury Bond	December 2016	$ 879,687	37,674
Total				$322,009

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	LRB	Lease Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GARB	General Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	Q-SBLF	Qualified School Bond Loan Fund
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	RB	Revenue Bonds
BAM	Build America Mutual Assurance Co.	IDA	Industrial Development Authority	S/F	Single-Family
COP	Certificates of Participation	IDB	Industrial Development Board

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$517,076,876	—	$517,076,876
Short-Term Securities	$3,061,896	—	—	3,061,896

Total	$3,061,896	$517,076,876	—	$520,138,772

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$322,009	—	—	$322,009

[1]	See above Schedule of Investments for values in each each state or political sub-division.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash received for futures contracts	$224,800	—	—	$224,800
Liabilities:
TOB Trust Certificates	—	$(59,021,560)	—	(59,021,560)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

Total	$224,800	$(190,021,560)	—	$(189,796,760)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 20, 2016